SEMI-ANNUAL REPORT

                                  [Logo omitted]


                                  JULY 31, 1999


                                  THE ARBOR FUND

                                  [LOGO Omitted]
                                    Advised by
                                  CITIZENS BANK

TABLE OF CONTENTS



Letter to Shareholders .....................................    2

Statements of Net Assets ...................................    4

Statement of Operations ....................................   21

Statement of Changes in Net Assets .........................   22

Financial Highlights .......................................   24

Notes to Financial Statements ..............................   26

Dear Shareholder:

The past decade has been characterized by an historic technological revolution, the end of the Cold War, and an increase in world trade. Among the positive effects in the U.S. have been lower inflation and higher productivity growth than we've seen for several decades. Our current economic expansion is now eight years old. The bull market in stocks, which began during the 1990 recession, has produced some truly outstanding performance, including the S&P 500 Index's historic string of 20% or better years (1995-1998).

This strong secular trend suggests that the long-term "big picture" continues to look very favorable for investors, especially those who have the self-discipline to structure their investments to meet long-term objectives. It must be recognized, however, that it is very tempting to abandon the long view (temporarily, of course) and become overly defensive when the short-term outlook is uncertain or negative. The summer of 1999 is no exception. Current concerns include:

   [bullet] The economy appears to be too "hot". Will this excessive strength worsen inflation and hurt stock prices?

   [bullet] The Federal Reserve has raised short-term interest rates, depressing bond prices and threatening the market for housing one of the major areas of support for the economy.

   [bullet] The uncertainty surrounding the Year 2000 (Y2K) computer problem will disrupt the economy and the securities markets. Bond dealers are already expressing their concern by their reluctance to hold securities in inventory. This reduces market liquidity and keeps yields higher than normal when compared to Treasuries.

   [bullet] Russia's unstable government and constant rotation of high officials makes that country a risk to global peace and prosperity. Will there be another liquidity crisis like last year?

   [bullet] The value of the U.S. dollar in world currency markets appears to be ending a four-year upward trend. The implications for interest rates and inflation are not favorable.

Although the dynamics of free-market economies will still include recessions and bear markets, we remain firmly convinced that a long-run view and a diversified portfolio will continue to reward patient investors.

The Golden Oak Family continues to grow by increasing the number of style selections. The Tax-Managed Equity Portfolio, which seeks to maximize total investment return on an after-tax basis, is now available to you.

We also are pleased to announce the introduction of the Golden Oak Small Cap Value Portfolio on September 1. After an extensive search for a portfolio manager, assisted by a professional consultant, Systematic Financial Management was selected. Systematic has very capably provided portfolio management for our large cap Value Portfolio, and their record in the small cap style is outstanding.

Thank you for investing in the Golden Oak Family of Funds. We look forward to serving your investment needs for many years.

                                                        Sincerely,

                                                        /s/ signature omitted

                                                        Dana A. Czmer
                                                        Chief Investment Officer
                                                        Citizens Bank

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

GROWTH                                        Value
PORTFOLIO                           Shares    (000)
----------------------------------------------------
COMMON STOCKS -- 97.3%

AIRCRAFT -- 4.9%
General Dynamics ...............   16,500     $1,111
United Technologies ............   23,800      1,587
----------------------------------------------------
        Total Aircraft                         2,698
----------------------------------------------------
AUTOMOTIVE -- 0.6%
Ford Motor .....................    7,000        340
----------------------------------------------------
        Total Automotive                         340
----------------------------------------------------
BANKS -- 1.8%
BB&T Corporation ...............    8,400        296
Firstar* .......................   27,200        709
----------------------------------------------------
        Total Banks ............               1,005
----------------------------------------------------
BEAUTY PRODUCTS -- 1.9%
Avon Products ..................    6,900        314
Colgate-Palmolive ..............   14,800        731
----------------------------------------------------
        Total Beauty Products                  1,045
----------------------------------------------------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 2.0%
Comcast, Cl A ..................   29,000      1,116
----------------------------------------------------
        Total Broadcasting, Newspapers
           and Advertising                     1,116
----------------------------------------------------
CHEMICALS -- 1.4%
Avery Dennison .................   12,200        749
----------------------------------------------------
        Total Chemicals ........                 749
----------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.3%
Qualcomm* ......................   11,600      1,810
----------------------------------------------------
        Total Communications Equipment         1,810
----------------------------------------------------
COMPUTER SOFTWARE -- 7.3%
Computer Associates International   5,800        266
Compuware* .....................   40,400      1,121
Microsoft* .....................   30,800      2,643
----------------------------------------------------
        Total Computer Software                4,030
----------------------------------------------------
COMPUTERS & SERVICES -- 4.2%
EMC* ...........................   34,300      2,077
Lexmark International, Cl A* ...    4,500        283
----------------------------------------------------
        Total Computers & Services             2,360
----------------------------------------------------

GROWTH                                        Value
PORTFOLIO (continued)            Shares       (000)
----------------------------------------------------
COMPUTERS/OFFICE AUTOMATION -- 4.1%
Cisco Systems* .................   28,800     $1,789
Sun Microsystems* ..............    7,100        482
----------------------------------------------------
        Total Computers/Office Automation      2,271
----------------------------------------------------
DRUGS -- 16.7%
Amgen* .........................   30,400      2,337
Bristol-Myers Squibb ...........   20,600      1,370
Eli Lilly ......................    8,800        578
Johnson & Johnson ..............   17,800      1,640
Schering Plough ................   34,100      1,671
Warner Lambert .................   25,700      1,696
----------------------------------------------------
        Total Drugs ............               9,292
----------------------------------------------------
ELECTRICAL & ELECTRONIC PRODUCTS -- 5.3%
General Electric ...............   24,700      2,692
Solectron* .....................    4,000        258
----------------------------------------------------
        Total Electrical & Electronic Products 2,950
----------------------------------------------------
FINANCIAL SERVICES -- 4.9%
Charles Schwab .................    7,400        326
Fannie Mae .....................   20,000      1,380
Freddie Mac ....................   17,700      1,016
----------------------------------------------------
        Total Financial Services               2,722
----------------------------------------------------
FOOD, BEVERAGE &  TOBACCO -- 6.7%
General Mills ..................    5,900        489
H.J. Heinz .....................   23,500      1,107
Philip Morris ..................   17,800        663
Quaker Oats ....................   21,300      1,450
----------------------------------------------------
        Total Food, Beverage & Tobacco         3,709
----------------------------------------------------
GLASS PRODUCTS -- 0.6%
Corning ........................    4,500        315
----------------------------------------------------
        Total Glass Products ...                 315
----------------------------------------------------
HEALTH SERVICES -- 0.5%
Wellpoint Health Networks* .....    3,200        263
----------------------------------------------------
        Total Health Services ..                 263
----------------------------------------------------
INSURANCE -- 2.3%
Citigroup ......................    5,250        234
Jefferson Pilot ................   10,700        782
United Healthcare ..............    4,700        287
----------------------------------------------------
        Total Insurance ........               1,303
----------------------------------------------------
   The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

GROWTH                                         Value
PORTFOLIO(continued)                Shares     (000)
----------------------------------------------------
MACHINERY -- 0.6%
Applied Materials* .............    4,600     $  331
----------------------------------------------------
        Total Machinery ........                 331
----------------------------------------------------
MARINE TRANSPORTATION -- 1.4%
Carnival .......................   17,300        803
----------------------------------------------------
        Total Marine Transportation              803
----------------------------------------------------
MEDICAL SUPPLIES -- 0.5%
Guidant ........................    4,500        264
----------------------------------------------------
        Total Medical Supplies .                 264
----------------------------------------------------
ONLINE SERVICES -- 2.0%
America Online* ................    9,200        875
Yahoo!* ........................    1,600        218
----------------------------------------------------
        Total Online Services ..               1,093
----------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.4%
Kimberly-Clark .................   12,900        787
----------------------------------------------------
        Total Paper & Paper Products             787
----------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.3%
Phillips Petroleum .............   14,500        744
----------------------------------------------------
        Total Petroleum & Fuel Products          744
----------------------------------------------------
PRINTING & PUBLISHING -- 0.3%
Amazon.com* ....................    1,700        170
----------------------------------------------------
        Total Printing & Publishing              170
----------------------------------------------------
RAILROADS -- 1.0%
Union Pacific ..................    9,800        532
----------------------------------------------------
        Total Railroads ........                 532
----------------------------------------------------
RETAIL -- 10.4%
Best Buy* ......................   23,200      1,731
Estee Lauder ...................   13,600        647
Home Depot .....................   19,000      1,212
Kohl's* ........................    1,200         91
Lowe's Companies ...............    2,700        142
Wal-Mart Stores ................   46,100      1,948
----------------------------------------------------
        Total Retail ...........               5,771
----------------------------------------------------


GROWTH                                         Value
PORTFOLIO (continued)               Shares     (000)
----------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.5%
Texas Instruments ..............    9,700    $ 1,397
----------------------------------------------------
        Total Semi-Conductors/Instruments      1,397
----------------------------------------------------
SOFTWARE -- 0.8%
BMC Software* ..................    2,400        129
Oracle Systems* ................    7,800        297
----------------------------------------------------
        Total Software .........                 426
----------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.3%
Becton Dickinson ...............    1,900         52
Boston Scientific* .............    2,500        101
----------------------------------------------------
        Total Telecommunications Equipment       153
----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 4.8%
BellSouth ......................    9,800        470
MCI WorldCom* ..................   12,200      1,007
Motorola .......................   12,900      1,177
----------------------------------------------------
        Total Telephones & Telecommunication   2,654
----------------------------------------------------
TRANSPORTATION SERVICES -- 0.8%
Galileo International* .........    9,200        471
----------------------------------------------------
        Total Transportation Services            471
----------------------------------------------------
UTILITIES -- 0.7%
Seagate Technology* ............   15,500        417
----------------------------------------------------
        Total Utilities ........                 417
----------------------------------------------------
        Total Common Stocks
           (Cost $43,837) ......              53,991
----------------------------------------------------
 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited
                                      Face
GROWTH                              Amount     Value
PORTFOLIO(continued)                 (000)     (000)
----------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
Morgan Stanley (A)
    4.75%, dated 07/30/99, matures
    08/02/99, repurchase price
    $824,669 (collateralized by
    U.S. Treasury Note, market
    value $846,409) ...............  $825     $  825
----------------------------------------------------
        Total Repurchase Agreement
           (Cost $825) ............              825
----------------------------------------------------
        Total Investments -- 98.8%
           (Cost $44,662) .........           54,816
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%        691
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 3,206,353 outstanding
    shares of beneficial interest             32,906
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 138,958 outstanding
    shares of beneficial interest .            1,936
Net Investment Loss ...............              (23)
Accumulated Net Realized Gain on Investments  10,534
Net Unrealized Appreciation on Investments    10,154
----------------------------------------------------
Total Net Assets -- 100.0% ........          $55,507
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ....           $16.61
Net Asset Value and Redemption
    Price Per Share -- Class A ....           $16.30
Maximum Offering Price per Share --
    Class A ($16.30 / 94.25%)   ...           $17.29
----------------------------------------------------
* Non-income producing security
Cl -- Class
(A) Tri-Party Repurchase Agreement.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

VALUE                                         Value
PORTFOLIO                          Shares     (000)
----------------------------------------------------
COMMON STOCKS -- 96.2%

AUTOMOTIVE -- 1.6%
Ford Motor ........................ 6,000     $  292
General Motors ....................10,000        609
----------------------------------------------------
        Total Automotive ..........              901
----------------------------------------------------
BANKS -- 4.2%
Golden West Financial Corp. ....... 3,100        297
J. P. Morgan ...................... 6,000        767
Mellon Bank .......................20,640        697
SouthTrust ........................15,000        551
----------------------------------------------------
        Total Banks ...............            2,312
----------------------------------------------------
BEAUTY PRODUCTS -- 0.9%
Avon Products .....................10,500        478
----------------------------------------------------
        Total Beauty Products .....              478
----------------------------------------------------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 2.9%
Cablevision Systems, Cl A* ........ 7,500        524
Cox Communications* ...............13,000        487
Mediaone Group* ................... 8,500        615
----------------------------------------------------
        Total Broadcasting, Newspapers
           and Advertising ........            1,626
----------------------------------------------------
CHEMICALS -- 2.9%
Dow Chemical ...................... 4,700        583
Praxair ...........................22,500      1,038
----------------------------------------------------
        Total Chemicals ...........            1,621
----------------------------------------------------
COMPUTERS & SERVICES -- 4.4%
International Business Machines ...14,000      1,760
Unisys* ...........................16,300        665
----------------------------------------------------
        Total Computers & Services             2,425
----------------------------------------------------
DRUGS -- 2.4%
Merck & Co. .......................10,000        677
Pharmacia & Upjohn ................12,600        678
----------------------------------------------------
        Total Drugs ...............            1,355
----------------------------------------------------

VALUE                                          Value
PORTFOLIO (continued)              Shares      (000)
----------------------------------------------------
ELECTRICAL UTILITIES -- 8.8%
Energy East .......................22,000     $  560
FPL Group .........................15,000        809
General Electric .................. 3,400        371
Halliburton .......................40,000      1,845
PG&E Corp .........................28,000        885
Southern Co. ......................15,000        397

----------------------------------------------------
        Total Electrical Utilities             4,867
----------------------------------------------------
FINANCIAL SERVICES -- 6.2%
Bear Stearns ......................21,000        889
Fannie Mae ........................11,830        816
Freddie Mac ....................... 7,000        402
MBNA ..............................17,500        499
Morgan Stanley, Dean Witter, &Co. . 9,500        856
----------------------------------------------------
        Total Financial Services ..            3,462
----------------------------------------------------
HOUSEHOLD PRODUCTS -- 4.0%
Cooper Industries .................20,000      1,097
Maytag ............................16,100      1,121
----------------------------------------------------
        Total Household Products ..            2,218
----------------------------------------------------
INDUSTRIAL -- 2.4%
Tyco International Limited ........13,836      1,352
----------------------------------------------------
        Total Industrial ..........            1,352
----------------------------------------------------
INSURANCE -- 7.8%
AIG ...............................10,000      1,161
Citigroup .........................27,000      1,203
Equitable .........................10,000        642
Marsh & McLennan ..................10,500        798
MGIC Investment ...................10,800        533
----------------------------------------------------
        Total Insurance ...........            4,337
----------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.2%
Georgia-Pacific ...................15,000        674
----------------------------------------------------
        Total Lumber & Wood Products             674
----------------------------------------------------
  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

VALUE                                         Value
PORTFOLIO (continued)              Shares     (000)
----------------------------------------------------
MACHINERY -- 1.9%
Ingersoll-Rand ....................16,000     $1,029
----------------------------------------------------
        Total Machinery                        1,029
----------------------------------------------------
INSTRUMENTS/CONTROLS -- 1.3%
Honeywell ......................... 6,000        719
----------------------------------------------------
        Total Instruments/Controls               719
----------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 2.6%
Bausch & Lomb .....................20,000      1,436
----------------------------------------------------
        Total Medical Products & Services      1,436
----------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 5.8%
BMC Software* .....................20,000      1,077
First Data Corp ...................12,800        634
NCR Corp* .........................15,600        731
Teradyne ..........................10,000        746
----------------------------------------------------
        Total Miscellaneous Business Services  3,188
----------------------------------------------------
PAPER & PAPER PRODUCTS -- 2.1%
Smurfit-Stone Container* ..........51,600      1,155
----------------------------------------------------
        Total Paper & Paper Products           1,155
----------------------------------------------------
PETROLEUM REFINING -- 8.0%
Atlantic Richfield ................13,000      1,171
Chevron ........................... 5,200        474
Exxon .............................10,000        794
Mobil .............................14,000      1,431
Texaco ............................ 9,000        561
----------------------------------------------------
        Total Petroleum Refining ..            4,431
----------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
Knight-Ridder .....................10,000        536
----------------------------------------------------
        Total Printing & Publishing              536
----------------------------------------------------
RAILROADS -- 0.9%
Union Pacific ..................... 9,400        511
----------------------------------------------------
        Total Railroads ...........              511
----------------------------------------------------
VALUE                                          Value
PORTFOLIO (continued)              Shares      (000)
----------------------------------------------------
RETAIL -- 2.1%
Best Buy Company .................. 7,000     $  522
Circuit City Stores ............... 4,000        189
Safeway* .......................... 8,800        474
----------------------------------------------------
        Total Retail ..............            1,185
----------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS-- 6.5%
Intel .............................15,000      1,035
LSI Logic* ........................25,000      1,258
Texas Instruments ................. 9,000      1,296
----------------------------------------------------
        Total Semi-Conductors/Instruments      3,589
----------------------------------------------------
STEEL & STEEL WORKS -- 2.2%
Alcoa .............................20,000      1,197
----------------------------------------------------
        Total Steel & Steel Works .            1,197
----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 10.3%
AT&T ..............................12,000        623
Alltel ............................19,500      1,400
Ameritech ......................... 7,000        513
MCI WorldCom ......................11,400        941
Telephone & Data Systems ..........10,000        744
Telefonos DE Mexico SA ADR ........ 7,500        566
US West ...........................16,060        920
----------------------------------------------------
        Total Telephones & Telecommunication   5,707
----------------------------------------------------
TRANSPORTATION SERVICES -- 1.8%
Galileo International* ............20,000      1,024
----------------------------------------------------
        Total Transportation Services          1,024
----------------------------------------------------
        Total Common Stocks
           (Cost $39,657) .........           53,335
----------------------------------------------------
   The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

                                    Face
 VALUE                             Amount      Value
 PORTFOLIO (concluded)             (000)       (000)
----------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
Morgan Stanley (A)
    4.75%, dated 07/30/99, matures
    08/02/99, repurchase price
    $628,169 (collateralized by
    U.S. Treasury Note, market
    value $644,729) .................$628     $  628
----------------------------------------------------
        Total Repurchase Agreement
           (Cost $628)                           628
----------------------------------------------------
        Total Investments -- 97.3%
           (Cost $40,285)                     53,963
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.7%      1,490
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 5,315,347 outstanding
    shares of beneficial interest             37,763
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 194,514 outstanding
    shares of beneficial interest              1,760
Undistributed Net Investment Income                2
Accumulated Net Realized Gain on Investments   2,250
Net Unrealized Appreciation on Investments    13,678
----------------------------------------------------
Total Net Assets -- 100.0%                   $55,453
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I                $10.07
Net Asset Value and Redemption
    Price Per Share -- Class A                $10.03
Maximum Offering Price Per Share --
    Class A ($10.03 / 94.25%)                 $10.64
----------------------------------------------------
* Non-income producing security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS(continued)                    GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

TAX-MANAGED EQUITY                            Value
PORTFOLIO                          Shares     (000)
-----------------------------------------------------
COMMON STOCKS -- 96.9%

AEROSPACE/DEFENSE -- 4.2%
United Technologies                28,000     $1,867
----------------------------------------------------
        Total Aerospace/Defense                1,867
----------------------------------------------------
BANKS -- 4.7%
First Union                        29,400      1,352
Old National Bancorp               24,750        713
----------------------------------------------------
        Total Banks                            2,065
----------------------------------------------------
CHEMICALS -- 2.0%
Air Products & Chemicals           25,888        866
----------------------------------------------------
        Total Chemicals                          866
----------------------------------------------------
COMPUTER SOFTWARE -- 11.4%
Microsoft*                         58,400      5,011
----------------------------------------------------
        Total Computer Software                5,011
----------------------------------------------------
DRUGS -- 5.1%
Abbott Laboratories                52,200      2,241
----------------------------------------------------
        Total Drugs                            2,241
----------------------------------------------------
ELECTRICAL & ELECTRONIC PRODUCTS -- 8.8%
General Electric                   35,400      3,859
----------------------------------------------------
        Total Electrical & Electronic Products 3,859
----------------------------------------------------
ENTERTAINMENT -- 2.8%
Walt Disney                        45,000      1,243
----------------------------------------------------
        Total Entertainment                    1,243
----------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 10.2%
IBP                                57,550      1,406
McDonald's                         42,000      1,751
Philip Morris                      35,100      1,307
----------------------------------------------------
        Total Food, Beverage & Tobacco         4,464
----------------------------------------------------
INSURANCE -- 7.3%
AFLAC                              29,200      1,354
Cincinnati Financial               49,611      1,867
----------------------------------------------------
        Total Insurance                        3,221
----------------------------------------------------
MACHINERY -- 1.4%
Caterpillar                        10,799        633
----------------------------------------------------
        Total Machinery                          633
----------------------------------------------------
 TAX-MANAGED EQUITY                            Value
 PORTFOLIO(continued)                Shares    (000)
----------------------------------------------------
MEDICAL INSTRUMENTS -- 4.0%
Medtronic                          24,375    $ 1,757
----------------------------------------------------
        Total Medical Instruments              1,757
----------------------------------------------------
PAPER & PAPER PRODUCTS -- 4.0%
Kimberly-Clark                     28,600      1,745
----------------------------------------------------
        Total Paper & Paper Products           1,745
----------------------------------------------------
PETROLEUM REFINING -- 3.3%
BP Amoco PLC, ADR                  12,626      1,463
----------------------------------------------------
        Total Petroleum Refining               1,463
----------------------------------------------------
PRINTING & PUBLISHING -- 4.7%
Gannett                            28,400      2,052
----------------------------------------------------
        Total Printing & Publishing            2,052
----------------------------------------------------
RETAIL -- 4.0%
Best Buy*                           9,650        720
May Department Stores              26,400      1,021
----------------------------------------------------
        Total Retail                           1,741
----------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 9.0%
Intel                              57,200      3,947
----------------------------------------------------
        Total Semi-Conductors/Instruments      3,947
----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 10.0%
GTE                                18,100      1,334
MCI WorldCom*                      37,193      3,068
----------------------------------------------------
        Total Telephones & Telecommunication   4,402
----------------------------------------------------
        Total Common Stocks
           (Cost $11,082)                     42,578
----------------------------------------------------
CASH EQUIVALENTS -- 3.1%
SEI Daily Income Trust Money
    Market Portfolio            1,048,877      1,049
SEI Institutional Tax-Free
    Portfolio                     301,590        301
----------------------------------------------------
        Total Cash Equivalents
           (Cost $1,350)                       1,350
----------------------------------------------------
        Total Investments -- 100.0%
           (Cost $12,432)                     43,928
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%         --
----------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                          Unaudited

                                    Face
 VALUE                             Amount      Value
 PORTFOLIO (concluded)             (000)       (000)
----------------------------------------------------

 TAX-MANAGED EQUITY                            Value
 PORTFOLIO(concluded)                          (000)
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 4,392,653 outstanding
    shares of beneficial interest            $12,218
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 22,128 outstanding
    shares of beneficial interest                226
Distributions in Excess of Net Investment Income (12)
Net Unrealized Appreciation on Investments    31,496
----------------------------------------------------
Total Net Assets -- 100.0%                   $43,928
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I                 $9.95
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A                 $9.94
Maximum Offering Price per Share --
    Class A ($9.94 / 94.25%)                  $10.55
----------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.
* Non-income producing security
ADR -- American Depository Receipt
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                     Face
 INTERMEDIATE-TERM INCOME           Amount     Value
 PORTFOLIO                           (000)     (000)
----------------------------------------------------
CORPORATE OBLIGATIONS -- 33.3%

AIRLINES -- 0.6%
US Airways
    6.760%, 04/15/08 ............  $  919     $  861
-----------------------------------------------------
        Total Airlines ..........                861
----------------------------------------------------
AUTOMOTIVE -- 1.7%
Delphi Auto Systems
    6.500%, 05/01/09 ............   3,000      2,797
----------------------------------------------------
        Total Automotive ........              2,797
----------------------------------------------------
BANKS -- 3.9%
MBNA, MTN (A)
    5.505%, 06/17/02 ............   3,700      3,676
National City Bank
    5.750%, 02/01/09 ............   3,000      2,692
----------------------------------------------------
        Total Banks .............              6,368
----------------------------------------------------
FINANCIAL SERVICES -- 7.4%
Associates Corporation of North America
    8.550%, 07/15/09 ............   2,000      2,167
BHP Finance
    8.500%, 12/01/12 ............   3,917      4,196
Boeing Capital, MTN
    7.250%, 02/01/11 ............   1,000      1,011
Chrysler Financial
    13.250%, 10/15/99 ...........   1,000      1,015
Merrill Lynch
    6.000%, 02/17/09 ............   4,000      3,635
----------------------------------------------------
        Total Financial Services              12,024
----------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
Hubbell
    6.625%, 10/01/05 ............   1,000        996
----------------------------------------------------
        Total Household Products                 996
----------------------------------------------------
INDUSTRIAL -- 12.6%
Case
    7.250%, 08/01/05 ............   2,000      1,957
Cooper Industries, MTN
    6.375%, 05/08/08 ............   2,000      1,915
Hertz
    7.000%, 05/01/02 ............   2,800      2,824
Philip Morris
    7.000%, 07/15/05 ............   1,500      1,474

                                      Face
INTERMEDIATE-TERM INCOME            Amount   Value
PORTFOLIO(continued)                 (000)   (000)
----------------------------------------------------
RR Donnelley & Sons
    6.700%, 07/05/05 ............  $1,000    $ 1,000
Supervalu, MTN
    6.640%, 06/09/06 ............   3,000      2,899
TRW
    7.370%, 04/18/07 ............   4,500      4,477
Unocal
    6.500%, 05/01/08 ............   2,000      1,888
WMX Technologies
    7.000%, 05/15/05 ............   2,000      1,985
----------------------------------------------------
        Total Industrial ........             20,419
----------------------------------------------------
RAILROADS -- 1.8%
CSX
    6.400%, 06/15/09 ............   2,000      1,903
Union Pacific
    6.125%, 01/15/04 ............   1,000        964
----------------------------------------------------
        Total Railroads .........              2,867
----------------------------------------------------
RETAIL -- 2.4%
Albertson's
    6.950%, 08/01/09 ............   4,000      3,950
----------------------------------------------------
        Total Retail ............              3,950
----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 2.3%
Cable & Wireless Communications
    6.750%, 03/06/08 ............   1,000        965
US West Capital Funding
    6.375%, 07/15/08 ............   3,000      2,813
----------------------------------------------------
        Total Telephones & Telecommunication   3,778
----------------------------------------------------
        Total Corporate Obligations
           (Cost $56,362) .......             54,060
----------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.7%
FHLB
    5.740%, 02/25/05 ............   3,500      3,390
FHLMC Ser 2085 Cl Pc
    6.250%, 10/15/23 ............   5,000      4,800
FHLMC, CMO, Ser 2043, Cl C
    9.000%, 01/15/25 ............   2,886      3,048
FHLMC, Ser 2012, Cl B
    6.900%, 04/15/26 ............   4,093      4,090
FHLMC, Ser 2064, Cl Pm
    6.250%, 10/15/22 ............   4,000      3,853

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                     Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO(continued)                (000)     (000)
----------------------------------------------------
FHLMC, Ser 2130, Cl Zg
    5.500%, 03/15/29 ............  $  346     $  323
FNMA
    6.390%, 08/01/13 ............   5,389      5,182
    7.040%, 08/01/15 ............   1,397      1,394
    6.460%, 12/01/28 ............   3,111      2,954
FNMA, MTN
    6.580%, 05/14/08 ............   3,000      2,888
FNMA, REMIC, Ser 1993-M1, Cl A
    7.420%, 04/25/20 ............      62         63
----------------------------------------------------
        Total U.S. Agency Mortgage-
           Backed Obligations
           (Cost $32,998) .......             31,985
----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.2%
U.S. Treasury Bonds
    7.500%, 11/15/16 ............  14,500     16,175
    6.250%, 08/15/23 ............   2,000      1,984
    5.250%, 11/15/28 ............   6,000      5,237
U.S. Treasury Notes
    7.750%, 02/15/01 ............   3,375      3,483
    6.250%, 04/30/01 ............   1,000      1,011
    7.500%, 05/15/02 ............   2,700      2,819
    6.375%, 08/15/02 ............  10,000     10,155
    7.875%, 11/15/04 ............   3,600      3,904
    6.625%, 05/15/07 ............   1,000      1,033
    6.125%, 08/15/07 ............   2,500      2,505
    4.750%, 11/15/08 ............   8,000      7,290
----------------------------------------------------
        Total U.S. Treasury Obligations
           (Cost $57,395)                     55,596
----------------------------------------------------
ASSET-BACKED SECURITIES -- 4.5%
Countrywide Home Loans,
    Ser 1999-3 Cl A5
    6.500%, 04/25/29 ............     956        918
Residential Assistance Securities Trust,
    Ser 1998-A4, Cl A5
    6.750%, 05/25/28 ............   5,000      4,612
Residential Funding Mortgage Security,
    CMO, Ser 99-13, A11
    6.500%, 05/25/29 ............   1,869      1,801
----------------------------------------------------
        Total Asset-Backed Securities
           (Cost $7,710) ........              7,331
----------------------------------------------------

                                      Face
 INTERMEDIATE-TERM INCOME            Amount   Value
 PORTFOLIO(concluded) ...........     (000)   (000)
---------------------------------------------------
REPURCHASE AGREEMENT -- 6.9%
Morgan Stanley (B)
    4.95%, dated 07/30/99, matures
    08/02/99, repurchase price
    $11,197,196 (collateralized
    by U.S. Treasury Instruments,
    market value $11,508,028) ... $11,196   $ 11,196
----------------------------------------------------
        Total Repurchase Agreement
           (Cost $11,196) ...............     11,196
----------------------------------------------------
        Total Investments -- 98.5%
           (Cost $165,661) ..............    160,168
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.5%      2,371
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 16,387,916 outstanding
    shares of beneficial interest .......    163,262
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 478,562 outstanding
    shares of beneficial interest .......      4,839
Undistributed Net Investment Income .....          2
Accumulated Net Realized Loss on Investments     (71)
Net Unrealized Depreciation on Investments    (5,493)
----------------------------------------------------
Total Net Assets -- 100.0% ..............   $162,539
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..........      $9.64
Net Asset Value and Redemption
    Price Per Share -- Class A ..........      $9.63
Maximum Offering Price per Share --
    Class A ( $9.63 / 95.5% ) ...........     $10.08
----------------------------------------------------
(A) Variable Rate Security. The rate shown is the rate in effect as of July 31, 1999.
(B) Tri-Party Repurchase Agreement
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS(continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                     Face
MICHIGAN TAX FREE BOND             Amount     Value
PORTFOLIO                           (000)     (000)
----------------------------------------------------
MUNICIPAL BONDS -- 94.9%

MICHIGAN -- 94.9%
Alpena County, GO, AMBAC
    5.450%, 06/01/01               $  250     $  256
Anchor Bay, School District, GO, MBIA
    6.000%, 05/01/03                  870        919
Ann Arbor, Water Supply System, RB, MBIA
    7.375%, 02/01/02                1,000      1,072
Auburn Hills, Finance Authority,
    Tax Allocation, RB, Ser A
    7.000%, 05/01/00                  300        302
Avondale, School District, GO
    6.600%, 05/01/05                  200        209
    6.700%, 05/01/06                  200        209
Big Rapids, Public School District, GO, FGIC
    7.300%, 05/01/05                  250        284
Bishop Int'l Airport Authority
    5.125%, 12/01/17                1,500      1,404
Calhoun County, GO, AMBAC
    4.950%, 07/01/03                1,000      1,021
Central Michigan State University, RB, FGIC
    5.200%, 10/01/09                  860        890
Cheboygan, School District, GO, MBIA
    6.000%, 05/02/02                  260        272
Chippewa Valley, School District, GO,
    Pre-refunded @ 101.50, FGIC (A)
    6.200%, 05/01/01                  250        262
Clarkston, Community Schools, GO,
    Pre-refunded @ 101, FGIC
    5.800%, 05/01/05                1,000      1,072
Clinton County, Building Authority, GO,
    Macomb County Project, Ser A,
    Pre-refunded @ 102, AMBAC (A)
    6.400%, 11/01/01                  250        267
De Witt, Public Schools, GO, AMBAC
    6.000%, 05/01/03                  935        988
De Witt, Public Schools, GO,
    Pre-refunded @ 101.50 (A)
    6.600%, 05/01/01                  300        317
Dearborn, Municipal Building Authority,
    GO, AMBAC
    7.000%, 06/01/01                  300        315
    7.000%, 06/01/02                  475        509
    7.000%, 06/01/03                  505        552
Detroit, Distributable State Aid,
    GO, AMBAC
    5.000%, 05/01/05                  200        204

                                     Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO(continued)                (000)     (000)
----------------------------------------------------
Detroit, GO, Pre-refunded @ 102 (A)
    8.000%, 04/01/01               $1,000     $1,081
Detroit, GO, Refunding Bond, AMBAC
    5.250%, 05/01/08                1,000      1,022
Detroit, School District, GO,
    Pre-refunded @ 102
    6.250%, 05/01/01                  850        897
Detroit, Water Supply System, RB, FGIC
    6.250%, 07/01/07                  500        526
Detroit, Water Supply System, Second
    Lien, RB, Ser A, MBIA
    5.100%, 07/01/07                  500        511
East Lansing, Refunded Bond, GO, Ser B
    4.850%, 10/01/07                  315        315
Farmington Public School District, GO
    4.000%, 05/01/09                1,100      1,022
Ferris State University, RB,
    Pre-refunded @ 101, AMBAC (A)
    5.400%, 04/01/07                  675        710
Flat Rock, Community School District,
    GO, MBIA
    7.750%, 05/01/04                  675        769
Flint, Refunding Bond, GO, MBIA
    6.000%, 11/01/03                1,040      1,106
Grand Rapids, Building Authority, RB
    5.375%, 04/01/07                  200        207
Grand Rapids, Downtown Development
    Authority, RB, MBIA
    6.600%, 06/01/08                  200        219
Grand Rapids, Water Supply, RB, FGIC,
    Escrowed to Maturity
    6.400%, 01/01/05                1,000      1,046
Grand Valley, Michigan State University,
    RB, MBIA
    4.300%, 10/01/01                  200        201
Haslett, Public School District, GO, MBIA
    6.000%, 05/01/02                  310        324
    6.000%, 05/01/03                  310        327
Howell, Public Schools, GO, FGIC
    5.000%, 05/01/08                1,000      1,010
Ingham County, Proctor Drain System
    Project, GO
    7.100%, 02/01/01                  180        185
Iron Mountain, Finance Authority, GO, AMBAC
    5.000%, 05/01/05                  250        256
Jenison Public Schools, GO, FGIC
    5.250%, 05/01/11                1,575      1,599

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                     Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO(continued)                (000)     (000)
----------------------------------------------------
Johannesburg-Lewiston, Area Schools,
    GO, AMBAC
    6.750%, 05/01/02 ............. $  280     $  298
    6.750%, 05/01/03 .............    320        346
    6.000%, 05/01/04 .............    365        389
Kalamazoo, City School District, GO, FGIC
    4.550%, 05/01/01 .............  1,000      1,006
Kalamazoo, Hospital Finance Authority,
    Borgess Medical Center, Ser A,
    RB, AMBAC
    5.000%, 06/01/04 .............  1,000      1,022
Kalamazoo, Water Supply System
    Project, RB
    6.000%, 09/01/07 .............    425        447
Kent County, Building Authority, GO
    5.000%, 12/01/06 .............    500        514
    5.100%, 12/01/07 .............    500        514
Kent, Hospital Authority, RB, Mary Free
    Bed Project, Ser A
    6.250%, 04/01/03 .............    250        259
Kentwood, Public School System, GO
    5.900%, 05/01/04 .............    380        401
Kentwood, Public School System, GO,
    Pre-refunded @ 102 (A)
    5.900%, 05/01/02 .............    370        392
Lansing, Building Authority, GO,
    Escrowed to Maturity
    7.100%, 06/01/02 .............    100        107
Lansing, Finance Authority, GO
    6.100%, 10/01/03 .............    250        267
Lincoln, School District, GO, Escrowed to
    Maturity, Pre-refunded @ 102, FGIC
    5.750%, 05/01/04 .............    785        843
Lincoln, School District, GO, Escrowed to
    Maturity, FGIC
    5.750%, 05/01/09 .............    115        121
Livonia, Municipal Building Authority, RB
    5.750%, 06/01/04 .............    250        262
Livonia, Public School District, GO
    5.450%, 05/01/01 .............    200        204
Livonia, Water Supply & Wastewater
    System, RB, AMBAC
    5.200%, 11/01/09 .............  1,000      1,008
Montague, Public School District, GO, FSA
    5.125%, 05/01/06 .............    300        309
    5.125%, 05/01/08 .............    300        305


                                     Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO(continued)                (000)     (000)
----------------------------------------------------
Northville, Public Schools, GO, FGIC
    5.000%, 05/01/10 ............. $  500     $  499
Oak Park, GO, ABMAC
    5.200%, 05/01/06 .............    250        257
Oakland County, Acacia Park Drain
    District, GO, MBIA
    8.000%, 10/01/00 .............    110        115
Oakland County, Birmingham Drain
    District, GO, Ser C
    7.500%, 10/01/00 .............    325        338
    7.500%, 10/01/01 .............    325        347
Oakland County, Bloomfield Drain
    District, GO, Ser C
    7.500%, 10/01/00 .............    300        312
    7.500%, 10/01/01 .............    275        294
Oakland County, Caddell Drain
    District, GO
    6.300%, 11/01/99 .............    100        101
Oakland County, Economic Development
    Authority, Cranbrook Elderly
    Community Project, RB
    6.375%, 11/01/14 .............  1,000      1,089
Pewamo, Westphalia School District,
    GO, FGIC
    5.000%, 05/01/06 .............    275        281
Plymouth-Canton County, Michigan
    Credit Support, FGIC
    4.500%, 05/01/12 .............  1,100      1,023
Plymouth-Canton, Community School
    District GO, Ser B
    6.250%, 05/01/02 .............  1,400      1,463
    6.350%, 05/01/03 .............    300        314
Plymouth-Canton, Community School
    District GO, Ser C
    5.900%, 05/01/02 .............    250        261
    6.200%, 05/01/05 .............    250        267
Pontiac, Building Authority, GO,
    Pre-refunded @ 101, AMBAC, (A)
    6.875%, 04/01/01 .............    200        211
Portage Public Schools, GO, FSA
    4.350%, 05/01/11 .............    500        464
    4.450%, 05/01/12 .............    500        463
Redford Township, GO, AMBAC
    6.750%, 04/01/06 .............    200        215
Riverview, Community School District, GO,
    Pre-refunded @ 101.50, FGIC (A)
    6.400%, 05/01/02 .............    250        268

 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                      Face
 MICHIGAN TAX FREE BOND              Amount    Value
 PORTFOLIO(continued)                 (000)    (000)
----------------------------------------------------
Rochester Hills, GO, Refunding Bond
    5.500%, 11/01/06 ............  $  250     $  258
    5.500%, 11/01/07 ............     250        257
Rochester, Community School District,
    GO, MBIA
    5.500%, 05/01/06 ............   1,000      1,050
Romeo, Community School District, GO,
    Pre-refunded @ 101 (A)
    6.900%, 05/01/00 ............     100        103
Royal Oak, City School District, GO,
    Pre-refunded @ 101.50 (A)
    6.500%, 05/01/01 ............     230        242
Royal Oak, Hospital Finance Authority, RB,
    Pre-refunded @ 100 (A)
    7.750%, 01/01/00 ............     120        122
Saline, Building Authority, GO, AMBAC
    7.000%, 07/01/05 ............     100        106
South Lyon, School District, GO
    6.500%, 05/01/05 ............     350        369
State Building Authority, Ferris State
    University, Ser 1, GO,
    Pre-refunded @ 101.50 (A)
    6.750%, 10/01/00 ............     250        262
State Building Authority, RB, AMBAC
    6.750%, 10/01/07 ............     245        263
State Building Authority, Ser B, RB
    5.000%, 04/01/01 ............     500        506
State Building Authority, Ser I, RB
    6.400%, 10/01/04 ............     650        689
    6.500%, 10/01/05 ............     500        530
    4.750%, 10/15/18 ............   1,100      1,000
State Building Authority, Ser I, RB, AMBAC
    6.000%, 10/01/02 ............     300        315
    5.500%, 10/01/07 ............   1,000      1,050
State Building Authority, Ser II, RB
    6.000%, 10/01/00 ............     100        102
    6.500%, 10/01/05 ............     120        127
State Building Authority, Ser II, RB, AMBAC
    6.250%, 10/01/04 ............     300        319
State Building Authority, Ser II, RB, FSA
    6.200%, 10/01/02 ............     250        265
State Financial Assurance Authority,
    Underground Storade Tank, Ser I,
    RB, AMBAC
    5.000%, 05/01/01 ............   1,000      1,015

                                     Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO(continued)                (000)     (000)
----------------------------------------------------
State Higher Education Facilities Authority,
    Thomas M. Cooley College Project, RB
    4.500%, 05/01/04 ............  $  750     $  740
State Hospital Authority, Detroit
    Medical Center, Ser A, RB
    7.100%, 08/15/01 ............     165        169
State Hospital Authority, Henry
    Ford Health Center, Ser A, RB
    5.100%, 11/15/07 ............     600        602
State Hospital Authority,
    Oakwood Hospital Group, RB,
    Pre-refunded @ 102, FGIC (A)
    7.000%, 07/01/00 ............     500        525
State Hospital Finance Authority,
    Botsford Group, Ser A, RB, MBIA
    4.400%, 02/15/04 ............   1,000        996
State Hospital Finance Authority,
    Detroit Medical Center Project, RB
    6.250%, 08/15/13 ............     675        672
State Hospital Finance Authority,
    Detroit Medical Group, Ser A,
    RB, AMBAC
    5.000%, 08/15/05 ............   2,180      2,226
State Hospital Finance Authority,
    McLaren Group, Ser A, RB
    5.000%, 10/15/04 ............   1,000      1,011
    5.200%, 10/15/06 ............     750        758
State Hospital Finance Authority,
    McLaren Group, Ser A, RB,
    Escrowed to Maturity
    7.200%, 09/15/00 ............     200        208
State Hospital Finance Authority,
    MidMichigan Group, Ser A, RB, FSA
    5.500%, 06/01/08 ............   1,400      1,463
State Hospital Finance Authority,
    Sisters of Mercy Project,
    RB, MBIA
    4.900%, 08/15/05 ............   1,000      1,021
State Hospital Finance Authority, Sparrow
    Group, RB, MBIA
    5.200%, 11/15/07 ............     480        493
    5.300%, 11/15/08 ............     450        465
    5.400%, 11/15/09 ............     450        466
State Hospital Finance Authority,
    St. John Hospital & Medical
    Center, RB, AMBAC
    5.000%, 05/15/04 ............     750        767
State Hospital Finance Authority,
    St. John Hospital, Ser A,
    RB, AMBAC
    5.650%, 05/15/03 ............     300        313

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount    Value
PORTFOLIO(continued)                  (000)    (000)
----------------------------------------------------
State Housing Development Authority,
    Greenwood Villa Project, RB, FSA
    6.500%, 09/15/07 ..........    $  160     $  170
State Municipal Bond Authority,
    Revolving Fund, RB
    5.500%, 10/01/06 ..........       810        852
    5.150%, 10/01/08 ..........     1,000      1,018
State Municipal Bond Authority,
    Revolving Fund, Ser A, RB
    6.000%, 10/01/02 ..........     1,000      1,050
State Municipal Bond Authority,
    Ser A, RB
    6.500%, 05/01/07 ..........       250        269
State Power Supply System,
    RB, MBIA
    5.800%, 11/01/05 ..........       400        427
State Public Power Agency,
    Belle River
    Project, Ser A, RB
    5.400%, 01/01/01 ..........       250        254
    5.200%, 01/01/04 ..........       300        309
State Public Power Agency, Campbell
    Project, Ser A, RB, AMBAC
    5.000%, 01/01/03 ..........       500        510
    5.500%, 01/01/06 ..........       500        523
State Roseville School District,
    GO, FSA
    4.450%, 05/01/06 ..........     1,500      1,485
State Sisters Mercy Health System,
    RB, FSA
    5.700%, 02/15/01 ..........       250        256
State Strategic Fund, Ford Motor
    Project, Ser A, RB
    7.100%, 02/01/06 ..........       350        395
State Strategic Fund, NSF Internal
    Project, Ser A, RB
    5.400%, 08/01/10 ..........     1,105      1,111
    5.500%, 08/01/11 ..........     1,065      1,072
State Trunk Line, Ser A, RB
    5.625%, 10/01/03 ..........       500        524
State Trunk Line, Ser B-2, RB
    5.750%, 10/01/04 ..........       350        369
State University, Ser A, RB,
    Pre-refunded @ 101 (A)
    6.125%, 08/15/02 ..........     1,250      1,328
State Washtenaw County Community
    College, Ser A, GO
    4.350%, 04/01/05 ..........     1,375      1,361
Traverse City, Area Public Schools,
    Ser I, GO, MBIA
    7.250%, 05/01/05 ..........       950      1,077

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO(continued)                 (000)     (000)
----------------------------------------------------
Traverse City, Area Public Schools,
    Ser I, GO, Pre-refunded @ 101.50 (A)
    7.000%, 05/01/01 ..........    $  100     $  106
Traverse City, Area Public Schools,
    Ser II, GO, Pre-refunded @ 101.50 (A)
    7.000%, 05/01/01 ..........       200        212
Troy, City School District, GO
    4.750%, 05/01/08 ..........     1,000        995
Troy, City School District, GO,
    Pre-refunded @ 101.5 (A)
    6.000%, 05/01/01 ..........       250        262
University of Michigan, Hospital
    Revenue, Ser A, RB
    5.800%, 12/01/05 ..........       400        419
University of Michigan, Major
    Capital Projects, Ser B, RB
    5.300%, 04/01/05 ..........       250        260
Utica, Community Schools, GO
    5.375%, 05/01/02 ..........       200        206
    5.750%, 05/01/07 ..........       500        527
Walled Lake, School District,
    GO, MBIA
    5.500%, 05/01/02 ..........       500        516
Walled Lake, School District,
    Ser II, GO,
    Pre-refunded @ 102 (A)
    7.100%, 05/01/00 ..........       100        105
Warren Woods, Public School System,
    Pre-refunded @ 100.50 (A)
    7.200%, 06/01/00 ..........       100        103
Warren, Building Authority, RB,
    Pre-refunded @ 102, FSA (A)
    8.750%, 11/01/00 ..........       100        108
Washtenaw, Community College,
    Ser A, GO
    4.900%, 04/01/06 ..........     1,200      1,218
Waterford Township, School
    District, GO
    4.850%, 06/01/10 ..........     1,450      1,426
Wayne County, Airport Authority,
    Detroit Metro Airport Project,
    Ser A, RB, MBIA
    6.400%, 12/01/01 ..........       200        210
Wayne County, Building Authority,
    Capital Improvements, Ser A,
    GO, MBIA
    5.625%, 06/01/04 ..........     1,000      1,051
Wixon County, Public Improvements,
    GO, AMBAC
    4.750%, 05/01/11 ..........     1,000        966
Wyandotte, Building Authority, RB,
    Escrowed to Maturity
    7.000%, 01/01/03 ..........       100        101

 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                    Face
 MICHIGAN TAX FREE BOND         Amount (000)/  Value
 PORTFOLIO(continued)              Shares      (000)
----------------------------------------------------
Wyandotte, Electric Authority, RB, MBIA
    6.250%, 10/01/08               $1,700    $ 1,864
Wyandotte, Finance Authority,
    Tax Allocation, RB, MBIA
    6.100%, 06/01/02                  500        524
-----------------------------------------------------
        Total Michigan                        89,637
-----------------------------------------------------
        Total Municipal Bonds
           (Cost $88,157)                     89,637
-----------------------------------------------------
CASH EQUIVALENT -- 3.9%
SEI Institutional Tax-Free
 Portfolio                         3,645,647   3,646
-----------------------------------------------------
        Total Cash Equivalent
           (Cost $3,646)                       3,646
-----------------------------------------------------
        Total Investments -- 98.8%
           (Cost $91,803)                     93,283
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%      1,166
-----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 9,410,069 outstanding
    shares of beneficial interest             92,412
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 60,350 outstanding
    shares of beneficial interest                608
Distributions in Excess of Net Investment
   Income                                        (56)
Accumulated Net Realized Gain on Investments       5
Net Unrealized Appreciation on Investments     1,480
----------------------------------------------------
Total Net Assets -- 100.0%                   $94,449
----------------------------------------------------



MICHIGAN TAX FREE BOND                        Value
PORTFOLIO(concluded)                          (000)
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I                 $9.97
Net Asset Value and Redemption
    Price Per Share -- Class A                 $9.97
Maximum Offering Price per Share --
    Class A ( $9.97 / 95.5% )                 $10.44
----------------------------------------------------
(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation Bond
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

                                     Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO                    (000)     (000)
----------------------------------------------------
COMMERCIAL PAPER -- 41.8%
BEAUTY PRODUCTS -- 3.4%
Cosmair
    5.224%, 08/06/99               $4,000    $ 3,997
----------------------------------------------------
        Total Beauty Products                  3,997
----------------------------------------------------
ELECTRICAL UTILITIES -- 3.3%
Idacorp
    5.316%, 08/06/99                3,917      3,914
----------------------------------------------------
        Total Electrical Utilities             3,914
----------------------------------------------------
FINANCIAL SERVICES -- 17.1%
Ciesco
    5.262%, 08/24/99                2,500      2,492
Corporate Asset (A)
    5.310%, 10/14/99                3,000      3,000
Centric Capital
    5.288%, 09/27/99                2,833      2,810
Bear Stearns Companies
    5.221%, 08/09/99                4,000      3,996
Govt Dev Bank of PR
    5.195%, 08/10/99                4,000      3,995
Pitney Bowes Credit
    5.224%, 08/02/99                4,000      3,999
----------------------------------------------------
        Total Financial Services              20,292
----------------------------------------------------
GAS/NATURAL GAS -- 2.5%
National Fuel Gas
    5.201%, 08/03/99                3,000      2,999
----------------------------------------------------
        Total Gas/Natural Gas                  2,999
----------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.8%
PPG Industries
    5.275%, 08/02/99                4,500      4,499
----------------------------------------------------
        Total Household Products               4,499
----------------------------------------------------
INSURANCE -- 3.3%
Aon
    5.290%, 08/20/99                4,000      3,989
----------------------------------------------------
        Total Insurance                        3,989
----------------------------------------------------
PETROLEUM REFINING -- 3.4%
Fina Oil & Chemical
    5.244%, 08/02/99                4,000      3,999
----------------------------------------------------
        Total Petroleum Refining               3,999
----------------------------------------------------

                                    Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO(continued)         (000)     (000)
---------------------------------------------------
RETAIL -- 3.3%
Albertson's (A)
    5.161%, 08/16/99               $4,000    $ 3,998
----------------------------------------------------
        Total Retail                           3,998
----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 1.7%
GTE
    5.140%, 08/03/99                2,000      2,000
----------------------------------------------------
        Total Telephones & Telecommunication   2,000
----------------------------------------------------
        Total Commercial Paper
           (Cost $49,687)                     49,687
----------------------------------------------------
YANKEE COMMERCIAL PAPER -- 2.5%
Greyhawk Funding
    5.275%, 08/02/99                3,000      3,000
----------------------------------------------------
        Total Yankee Commercial Paper
           (Cost $3,000)                       3,000
----------------------------------------------------
FLOATING RATE INSTRUMENTS -- 5.1%
Monumental Life (A)
    5.100%, 09/01/99                3,000      3,000
Travelers Insurance (A)
    5.129%, 09/01/99                3,000      3,000
----------------------------------------------------
        Total Floating Rate Instruments
           (Cost $6,000)                       6,000
----------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 22.1%
Bank Austria AG
    5.685%, 08/03/99                3,200      3,200
Bank of Scotland
    5.725%, 07/03/00                2,500      2,499
Banque Nationale de Paris
    5.230%, 03/10/00                4,000      4,001
Bayerische Hypoveren
    5.010%, 02/07/00                5,000      4,999
National Bank of Canada
    5.170%, 04/10/00                2,000      2,000
Royal Bank of Canada
    5.120%, 03/21/00                3,000      2,999
Toronto Dominion NY
    5.050%, 02/14/00                4,000      3,999
UBS AG
    5.760%, 07/05/00                2,500      2,499
----------------------------------------------------
        Total Yankee Certificates of Deposit
           (Cost $26,196)                     26,196
----------------------------------------------------
  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)                  GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited
                                    Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO(continued)         (000)     (000)
----------------------------------------------------
CORPORATE BONDS -- 6.3%
AT&T
    5.270%, 07/13/00 ...........  $ 3,000    $ 2,999
National Rural MTN (A)
    5.178%, 09/27/99 ...........    2,500      2,499
Unum MTN (A)
    5.135%, 06/19/00 ...........    2,000      1,999
----------------------------------------------------
        Total Corporate Bonds
           (Cost $7,497) .......               7,497
----------------------------------------------------
REPURCHASE AGREEMENTS -- 22.0%
Lehman (B)
    5.070%, dated 07/30/99, matures
    08/02/99, repurchase price $864,117
    (collateralized by FNMA, market
    value $867,792) ............      861        861
Lehman (B)
    5.100%, dated 07/30/99, matures
    08/02/99, repurchase price $7,447,574
    (collateralized by FNMA, market
    value $7,482,706) ..........    7,333      7,333
J.P. Morgan (B)
    5.125%, dated, 07/30/99, matures
    08/02/99, repurchase price $18,007,688
    (collateralized by GNMA, market
    value $18,259,492) .........   18,000     18,000
----------------------------------------------------
        Total Repurchase Agreements
           (Cost $26,194)                     26,194
----------------------------------------------------

        Total Investments -- 99.8%
           (Cost $118,574) .....             118,574
----------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%        221
----------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 112,288,566 outstanding
    shares of beneficial interest            112,289
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 6,518,404 outstanding
    shares of beneficial interest             6,518
Accumulated Net Realized Loss
    on Investments                              (12)
----------------------------------------------------
Total Net Assets -- 100.0% .....           $118,795
----------------------------------------------------



PRIME OBLIGATION MONEY                        Value
MARKET PORTFOLIO(concluded)                   (000)
----------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...            $1.00
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A ...            $1.00
---------------------------------------------------
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
(A) Variable Rate Security. The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1999.
(B) Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                        GOLDEN OAK FAMILY OF FUNDS
For the Six Months Ended July 31, 1999 (except where noted)           Unaudited

                                                                                       MICHIGAN       PRIME
                                                       TAX-MANAGED  INTERMEDIATE-TERM  TAX FREE    OBLIGATION
                                  GROWTH      VALUE      EQUITY          INCOME          BOND     MONEY MARKET
                                 PORTFOLIO  PORTFOLIO PORTFOLIO (2)     PORTFOLIO      PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income .............  $  224     $  349       $  121      $      --        $     --      $    --
   Interest Income .............      36         28           15          4,869           2,133        3,307
--------------------------------------------------------------------------------------------------------------
     Total Investment Income ...     260        377          136          4,869           2,133        3,307
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....      90         77           37            389             226           49
   Less: Waiver of Investment
     Advisory Fees .............      --         --           (5)          (112)            (74)        (133)
   Investment Sub-Advisory
     Fees ......................     105        116           43             --              --          147
   Administration Fees .........      53         53           22            156              91          131
   Transfer Agent Fees .........      15         15            7             21              17           20
   Custodian Fees ..............       2          2            1              7               4            7
   Professional Fees ...........       7          7            3             20              12           18
   Registration Fees ...........       2          3            6              7               4            6
   Distribution Fees(1) ........       3          2           --              1              --            7
   Amortization of Deferred
     Organizational Costs ......      --          3           --             --               3           --
   Trustee Fees ................       2          2            1              5               3            5
   Printing Expenses ...........       3          3            3              9               5            8
   Other Expenses ..............       1          6            1              4               3            4
--------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers  283        289          119            510             294          269
--------------------------------------------------------------------------------------------------------------
   Net Investment
   Income (Loss) ...............     (23)        88           17          4,359           1,839        3,038
--------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold ........   7,678      1,646           --            (71)              5            1
   Net Change in Unrealized
     Appreciation (Depreciation)
       on Investments ..........  (6,072)     3,336         (244)       (10,616)         (3,147)          --
--------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
      (Loss) on Investments        1,606      4,982         (244)       (10,687)         (3,142)           1
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)
       in Net Assets Resulting
     From Operations ...........  $1,583     $5,070       $ (227)       $(6,328)        $(1,303)      $3,039
==============================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) All distribution fees are incurred in the Class A Shares
(2) Golden Oak Tax-Managed Equity Portfolio commenced operations May 3,1999. The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)
For the Period Ended July 31, 1999 (Unaudited) and the Year Ended January 31, 1999                        GOLDEN OAK FAMILY OF FUNDS


                                                                 GROWTH                        VALUE
                                                                PORTFOLIO                    PORTFOLIO
                                                         ------------------------    -------------------------
                                                         2/1/99 TO      2/1/98 TO    2/1/99 TO       2/1/98 TO
                                                          7/31/99        1/31/99      7/31/99         1/31/99
-------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) ...................     $    (23)         $   40        $  88         $   165
  Net Realized Gain (Loss) on Securities Sold ....        7,678           7,576        1,646           3,121
  Net Change in Unrealized Appreciation (Depreciation)
   on Investments ................................       (6,072)         10,187        3,336           1,759
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ..........................        1,583          17,803        5,070           5,045
------------------------------------------------------------------------------------------------------------

Distributions:
  Net Investment Income
    Class I ......................................           --             (46)         (91)           (181)
    Class A ......................................           --              --           (1)             (1)
  Realized Net Gains
    Class I ......................................           --          (6,701)          --          (4,673)
    Class A ......................................           --            (165)          --             (82)
------------------------------------------------------------------------------------------------------------

Total Distributions ..............................           --          (6,912)         (92)         (4,937)
------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ....................        8,034          22,070        6,699          21,407
  Value from Shares Issued in Connection with Acquisition
   of Common Trust Fund Assets (See note 8) ......           --              --           --              --
  Reinvestment of Cash Distributions .............           --               2           --              13
  Cost of Shares Redeemed ........................       (5,816)        (19,480)      (4,509)         (5,916)
------------------------------------------------------------------------------------------------------------

Total Class I Share Transactions .................        2,218           2,592        2,190          15,504
------------------------------------------------------------------------------------------------------------

Class A:
  Proceeds from Shares Issued ....................          941           1,986          990             937
  Reinvestment of Cash Distributions .............           --             165            1              82
  Cost of Shares Redeemed ........................         (272)         (1,144)        (290)            (20)
------------------------------------------------------------------------------------------------------------

Total Class A Share Transactions .................          669           1,007          701             999
------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets From Capital Share
   Transactions ..................................        2,887           3,599        2,891          16,503
------------------------------------------------------------------------------------------------------------

Total Increase (Decrease) in Net Assets ..........        4,470          14,490        7,869          16,611
------------------------------------------------------------------------------------------------------------

Net Assets:
  Beginning of Period ............................       51,037          36,547       47,584          30,973
  End of Period ..................................      $55,507         $51,037      $55,453         $47,584
============================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ..................................          494           1,523          704           2,364
  Shares Issued in Connection with Acquisition of Common
   Trust Fund Assets (See note 8) ................           --              --           --              --
  Shares Issued in Lieu of Cash Distributions ....           --               1           --               1
  Shares Redeemed ................................         (350)         (1,323)        (457)           (612)
------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .................          144             201          247           1,753
------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ..................................           59             144          103             106
  Shares Issued in Lieu of Cash Distributions ....           --              13           --              10
  Shares Redeemed ................................          (17)            (85)         (29)             (2)
------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .................           42              72           74             114
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ............          186             273          321           1,867
============================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Golden Oak Tax-Managed Equity Portfolio commenced operations May 3,1999.

   The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)
For the Period Ended July 31, 1999 (Unaudited) and the Year Ended January 31, 1999                        GOLDEN OAK FAMILY OF FUNDS

          TAX-MANAGED              INTERMEDIATE-TERM                   MICHIGAN                 PRIME OBLIGATION
            EQUITY                      INCOME                       TAX FREE BOND                MONEY MARKET
         PORTFOLIO(1)                  PORTFOLIO                       PORTFOLIO                    PORTFOLIO
         ------------          -------------------------       ------------------------      -----------------------
           5/3/99 TO           2/1/99 TO       2/1/98 TO       2/1/99 TO      2/1/98 TO      2/1/99 TO     2/1/98 TO
            7/31/99             7/31/99         1/31/99         7/31/99        1/31/99        7/31/99       1/31/99
--------------------------------------------------------------------------------------------------------------------
           $   17             $ 4,359        $ 7,213         $ 1,839        $ 3,825        $ 3,038       $ 7,136
               --                 (71)         1,046               5             57              1            (3)

            (244)             (10,616)         2,764          (3,147)           880             --            --
---------------------------------------------------------------------------------------------------------------------
            (227)              (6,328)        11,023          (1,303)         4,762          3,039         7,133
---------------------------------------------------------------------------------------------------------------------

             (29)              (4,265)        (7,176)         (1,889)        (3,820)        (2,913)       (6,809)
              --                  (92)           (36)             (6)            (5)          (126)         (327)

              --                   --            (84)             --            (60)            --            --
              --                   --             (1)             --             --             --            --
---------------------------------------------------------------------------------------------------------------------
             (29)              (4,357)        (7,297)         (1,895)        (3,885)        (3,039)       (7,136)
---------------------------------------------------------------------------------------------------------------------
             333               31,992         43,585          14,086         25,629        107,322       238,749

          45,238                   --             --              --             --             --            --
              --                   --              3              --              1             36             6
          (1,613)             (11,769)       (25,078)         (7,167)       (21,945)      (148,729)     (213,080)
------------------------------------------------------------------------------------------------------------------------
          43,958               20,223         18,510           6,919          3,685        (41,371)       25,675
---------------------------------------------------------------------------------------------------------------------
             226                2,821          2,168             405            276          8,045        16,403
              --                   96             27               6              5            123           323
              --                 (256)           (91)            (27)           (65)        (8,176)      (16,582)
---------------------------------------------------------------------------------------------------------------------
             226                2,661          2,104             384            216             (8)          144
---------------------------------------------------------------------------------------------------------------------
          44,184               22,884         20,614           3,703          3,901        (41,379)       25,819
---------------------------------------------------------------------------------------------------------------------
          43,956               12,198         24,340           4,105          4,778        (41,379)       25,816
---------------------------------------------------------------------------------------------------------------------
              --              150,340        126,000          90,344         85,566        160,174       134,358
---------------------------------------------------------------------------------------------------------------------
         $43,928             $162,539       $150,340         $94,449        $90,344       $118,795      $160,174
=====================================================================================================================
              33                3,216          4,282           2,515          2,515        107,322       238,749
           4,524                   --             --              --             --             --            --
              --                   --             --              --             --             36             6
            (164)              (1,188)        (2,460)         (2,148)        (2,148)      (148,729)     (213,080)
---------------------------------------------------------------------------------------------------------------------
           4,393                2,028          1,822             367            367        (41,371)       25,675
---------------------------------------------------------------------------------------------------------------------
              22                  284            211              27             27          8,045        16,403
              --                   10              3              --             --            123           323
              --                  (26)            (9)             (6)            (6)        (8,176)      (16,582)
---------------------------------------------------------------------------------------------------------------------

              22                  268            205              21             21             (8)          144
---------------------------------------------------------------------------------------------------------------------

           4,415                2,296          2,027             388            388        (41,379)       25,819
=====================================================================================================================

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period
For the Periods Ended July 31, 1999 (Unaudited) and the Years Ended January 31


                NET                     REALIZED         DISTRIBUTIONS           NET                    NET
               ASSET                      AND        --------------------       ASSET                  ASSETS      RATIO OF
               VALUE         NET       UNREALIZED        NET        NET         VALUE                   END        EXPENSES
             BEGINNING   INVESTMENT    GAIN (LOSS)   INVESTMENT  REALIZED        END        TOTAL    OF PERIOD    TO AVERAGE
             OF PERIOD    INCOME    ON INVESTMENTS     INCOME      GAIN       OF PERIOD    RETURN+     (000)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1999*     $16.16     $ (0.01)       $ 0.46        $   --     $   --        $16.61      2.78%     $ 53,242        1.07%
    1999       12.66        0.02          5.88         (0.02)     (2.38)        16.16      51.98       49,497        1.08
    1998       12.66          --          3.12            --      (3.12)        12.66      25.85       36,240        1.07
    1997       10.26          --          2.44         (0.01)     (0.03)        12.66      23.79       32,973        1.10
    1996       10.00        0.07          1.74         (0.07)     (1.48)        10.26      18.81       24,775        1.10
    1995       10.82        0.08         (0.64)        (0.08)     (0.18)        10.00      (5.24)      32,931        1.10
GROWTH PORTFOLIO CLASS A
    1999*     $15.89     $ (0.01)       $ 0.42        $   --     $   --        $16.30       2.58%    $  2,265        1.32%
    1999       12.51        0.02          5.74            --      (2.38)        15.89      51.45        1,540        1.33
    1998       12.57       (0.01)         3.07            --      (3.12)        12.51      25.56          307        1.32
    1997       10.20       (0.03)         2.43            --      (0.03)        12.57      23.56          226        1.35
    1996        9.96        0.04          1.72         (0.04)     (1.48)        10.20      18.43          193        1.35
    1995       10.81        0.05         (0.67)        (0.05)     (0.18)         9.96      (5.76)         125        1.35
VALUE PORTFOLIO CLASS I
    1999*     $ 9.17      $ 0.02        $ 0.90        $(0.02)     $  --        $10.07      10.01%    $ 53,503        1.10%
    1999        9.33        0.04          0.90         (0.04)     (1.06)         9.17      12.63       46,484        1.10
    1998(1)    10.00        0.04          0.86         (0.04)     (1.53)         9.33       9.15       30,922        1.10
VALUE PORTFOLIO CLASS A
    1999*     $ 9.14      $ 0.01        $ 0.89        $(0.01)     $  --        $10.03       9.82%    $  1,950        1.35%
    1999        9.32        0.03          0.87         (0.02)     (1.06)         9.14      12.19        1,100        1.35
    1998(1)    10.00        0.02          0.86         (0.03)     (1.53)         9.32       8.97           51        1.35
TAX-MANAGED EQUITY PORTFOLIO CLASS I
    1999(2)   $10.00      $   --        $(0.05)       $   --      $   --       $ 9.95      (0.44)%   $  43,70       81.10%
TAX-MANAGED EQUITY PORTFOLIO CLASS A
    1999(2)   $10.00      $   --        $(0.06)       $   --      $   --       $ 9.94      (0.54)%   $    220       1.35%
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1999*     $10.32      $ 0.32        $(0.68)       $(0.32)     $   --       $ 9.64      (3.95)%   $157,929       0.65%
    1999       10.04        0.60          0.29         (0.60)     (0.01)        10.32       8.60      148,165       0.65
    1998        9.83        0.56          0.21         (0.56)         --        10.04       8.07      125,936       0.65
    1997       10.15        0.54         (0.32)        (0.54)         --         9.83       2.31      116,689       0.65
    1996        9.52        0.56          0.63         (0.56)         --        10.15      12.83      104,270       0.65
    1995       10.19        0.50         (0.67)        (0.50)         --         9.52      (1.61)      80,064       0.65
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1999*     $10.31      $ 0.31        $(0.68)       $(0.31)     $   --       $ 9.63      (4.07)%   $  4,609       0.90%
    1999       10.04        0.57          0.28         (0.57)     (0.01)        10.31       8.23        2,175       0.90
    1998        9.83        0.53          0.21         (0.53)         --        10.04       7.78           64       0.90
    1997       10.15        0.52         (0.32)        (0.52)         --         9.83       2.05           84       0.90
    1996        9.52        0.54          0.63         (0.54)         --        10.15      12.54          210       0.90
    1995       10.19        0.48         (0.67)        (0.48)         --         9.52      (1.85)         314       0.90
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1999*     $10.33      $ 0.24        $(0.36)       $(0.24)     $   --       $ 9.97      (1.46)%   $ 93,847       0.65%
    1999       10.24        0.48          0.10         (0.48)     (0.01)        10.33       5.40       90,115       0.65
    1998(1)    10.00        0.27          0.26         (0.27)     (0.02)        10.24       5.35       85,556       0.65*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1999*     $10.33      $ 0.23        $(0.36)       $(0.23)     $   --       $ 9.97      (1.57)%   $    602       0.90%
    1999       10.24        0.46          0.10         (0.46)     (0.01)        10.33       5.17          229       0.90
    1998(1)    10.00        0.27          0.26         (0.27)     (0.02)        10.24       5.31           10       0.90
==============================================================================================================================




                                 RATIO OF       RATIO OF
                      RATIO OF  EXPENSES      NET INCOME
                        NET     TO AVERAGE     TO AVERAGE
                      INCOME    NET ASSETS     NET ASSETS    PORTFOLIO
                    TO AVERAGE  (EXCLUDING     (EXCLUDING    TURNOVER
                    NET ASSETS   WAIVERS)       WAIVERS)       RATE
---------------------------------------------------------------------------
 GROWTH PORTFOLIO CLASS I
    1999*             (0.08)%      1.07%         (0.08)%      45.09%
    1999               0.10        1.08           0.10        70.60
    1998               0.03        1.07           0.03       131.54
    1997               0.04        1.11           0.03       130.69
    1996               0.62        1.17           0.55       189.48
    1995               0.74        1.24           0.60        84.00
GROWTH PORTFOLIO CLASS A
    1999*             (0.34)%      1.32%         (0.34)%      45.09%
    1999              (0.21)       1.33          (0.21)       70.60
    1998              (0.21)       1.32          (0.21)      131.54
    1997              (0.20)       1.36          (0.21)      130.69
    1996               0.30        1.42           0.23       189.48
    1995               0.49        1.49           0.35        84.00
VALUE PORTFOLIO
    1999*              0.35%       1.10%          0.35%       52.07%
    1999               0.44        1.17           0.37       172.09
    1998(1)            0.72        1.28           0.54        90.97
VALUE PORTFOLIO CLASS A
    1999*              0.06%       1.35%          0.06%       52.07%
    1999               0.20        1.42           0.13       172.09
    1998(1)            0.31        1.53           0.13        90.97
TAX-MANAGED EQUITY PORTFOLIO CLASS I
    1999(2)            0.15%       1.14%          0.11%          --%
TAX-MANAGED EQUITY PORTFOLIO CLASS A
    1999(2)           (0.45)%      1.39%         (0.49)%         --%
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1999*              5.61%       0.80%          5.46%       13.29%
    1999               5.46        0.80           5.31        76.46
    1998               5.66        0.80           5.51        60.78
    1997               5.48        0.80           5.33        34.67
    1996               5.68        0.84           5.49       121.47
    1995               5.21        0.86           5.00       141.51
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1999*              5.40%       1.05%          5.25%       13.29%
    1999               5.15        1.05           5.00        76.46
    1998               5.40        1.05           5.25        60.78
    1997               5.20        1.05           5.05        34.67
    1996               5.49        1.09           5.30       121.47
    1995               4.96        1.11           4.75       141.51
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1999*              4.07%       0.81%          3.91%        0.35%
    1999               4.32        0.81           4.16         6.55
    1998(1)            4.41*       0.82           4.24         9.77
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1999*              3.82%       1.06%          3.66%        0.35%
    1999               4.07        1.06           3.91         6.55
    1998(1)            4.15        1.07           3.98         9.77
======================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the six months ended July 31, 1999 (Unaudited). All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.
 +  Total return does not reflect the sales charge on Class A shares.
(1) Golden Oak Value &Michigan Tax Free Bond Portfolios commenced operations on June 23, 1997. All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.
(2) Golden Oak Tax-Managed Equity Portfolio commenced operations on May 3, 1999. All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.

     The accompanying notes are an integral part of the financial statements.

                                                                                     GOLDEN OAK FAMILY OF FUNDS



                NET                     REALIZED         DISTRIBUTIONS           NET                    NET
               ASSET                      AND        --------------------       ASSET                  ASSETS      RATIO OF
               VALUE         NET       UNREALIZED        NET        NET         VALUE                   END        EXPENSES
             BEGINNING   INVESTMENT    GAIN (LOSS)   INVESTMENT  REALIZED        END        TOTAL    OF PERIOD    TO AVERAGE
             OF PERIOD    INCOME    ON INVESTMENTS     INCOME      GAIN       OF PERIOD    RETURN+     (000)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1999*     $ 1.00       $0.03        $  --          $(0.03)    $  --        $ 1.00       2.33%    $112,277       0.40%
    1999        1.00        0.06           --           (0.06)       --          1.00       5.30      153,649       0.40
    1998        1.00        0.05           --           (0.05)       --          1.00       5.41      127,977       0.40
    1997        1.00        0.05           --           (0.05)       --          1.00       5.21       94,508       0.40
    1996        1.00        0.06           --           (0.06)       --          1.00       5.74      107,409       0.40
    1995        1.00        0.04           --           (0.04)       --          1.00       4.21      109,076       0.40
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1999*     $ 1.00       $0.03        $  --          $(0.03)    $  --        $ 1.00       2.21%    $ 6,518        0.65%
    1999        1.00        0.05           --           (0.05)       --          1.00       5.03       6,525        0.65
    1998        1.00        0.05           --           (0.05)       --          1.00       5.15       6,381        0.65
    1997        1.00        0.05           --           (0.05)       --          1.00       4.95      71,686        0.65
    1996        1.00        0.05           --           (0.05)       --          1.00       5.47      75,293        0.65
    1995        1.00        0.04           --           (0.04)       --          1.00       3.95      21,018        0.65
===============================================================================================================================

                                 RATIO OF       RATIO OF
                      RATIO OF    EXPENSES      NET INCOME
                        NET      TO AVERAGE     TO AVERAGE
                      INCOME      NET ASSETS     NET ASSETS
                    TO AVERAGE   (EXCLUDING     (EXCLUDING
                    NET ASSETS     WAIVERS)       WAIVERS)
--------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1999*              4.66%        0.60%         4.46%
    1999               5.17         0.60          4.97
    1998               5.29         0.59          5.10
    1997               5.08         0.68          4.80
    1996               5.60         0.70          5.30
    1995               4.20         0.68          3.92
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1999*              4.41%        0.85%         4.21%
    1999               4.92         0.85          4.72
    1998               4.99         0.84          4.80
    1997               4.83         0.93          4.55
    1996               5.31         0.95          5.01
    1995               3.95         0.93          3.67
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the six months ended July 31, 1999 (Unaudited). All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                        GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

1. Organization:
THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

NOTES TO FINANCIAL STATEMENTS (continued)            GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $50,000 for each of the Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, and the Golden Oak Michigan Tax Free Bond Portfolio.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.


4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth and Tax-Managed Equity Portfolios, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and .28% of any amount above $500 million of the average

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31,1999                                                           Unaudited

daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive a portion of its fees in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth and Tax-Managed Equity Portfolios pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolios.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to sub-advisory agreements dated June 23, 1997, and May 28, 1998 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.


5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $14,400 for organizational work performed by a law firm of which two officers of the Trust and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which two officers of the Trust and a trustee of the Trust are partners.

The Golden Oak Growth, Value, and Intermediate-Term Income Portfolios have entered into agreements with SEI Investments to manage the investments of repurchase agreements for the Portfolios. For its services, SEIInvestments received $2,962 for the six months ended July 31, 1999.

NOTES TO FINANCIAL STATEMENTS (continued)            GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended July 31, 1999, were as follows:
                                      INTER-
                             TAX-    MEDIATE-    MICHIGAN
                            MANAGED    TERM      TAX FREE
             GROWTH   VALUE   EQUITY  INCOME       BOND
              (000)   (000)   (000)    (000)       (000)
---------------------------------------------------------
Purchases:
  U.S. Gov't$    --   $ --   $   --  $ 23,692    $    --
  Other      27,793   28,216     --    21,494      5,143
Sales:
  U.S. Gov't $   --   $ --   $   --  $  3,388    $    --
  Other      23,177   26,421     --    15,518        305


At July 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 1999 for the Equity and Bond Portfolios are as follows:

                                         INTER-
                                TAX-    MEDIATE-   MICHIGAN
                               MANAGED   TERM     TAX FREE
               GROWTH   VALUE  EQUITY   INCOME      BOND
                (000)   (000)   (000)    (000)      (000)
----------------------------------------------------------
Aggregate
  Gross
  Unrealized
  Appreciation  $11,297 $14,187 $31,611 $   469   $1,947
Aggregate
  Gross
  Unrealized
  Depreciation   (1,143)   (509)   (115) (5,962)    (467)
                ------- ------- ------- -------   ------

Net Unrealized
  Appreciation/
  (Depreciation)$10,154 $13,678 $31,496 $(5,493)  $1,480
                ======= ======= ======= =======   ======

7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

NOTES TO FINANCIAL STATEMENTS (concluded)            GOLDEN OAK FAMILY OF FUNDS
July 31, 1999                                                         Unaudited

8. Common Trust Fund Conversion:

On April 30, 1999, the Citizens Bank -- Jackson Common Equity Fund was converted into Tax-Managed Equity Portfolio.

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for the fund and the net assets (including unrealized appreciation) of the fund immediately before the conversion was as follows:

     NET            UNREALIZED         GOLDEN OAK
   ASSETS          APPRECIATION       SHARES ISSUED
--------------------------------------------------------------------------------

 $45,237,878        $31,740,085         4,523,788

NOTES

NOTES

THE GOLDEN OAK FAMILY OF FUNDS



GROWTH PORTFOLIO
VALUE PORTFOLIO
TAX-MANAGED EQUITY PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
MICHIGAN TAX FREE BOND PORTFOLIO
PRIME OBLIGATION MONEYMARKET PORTFOLIO


INVESTMENT ADVISER
Citizens Bank
328 S. Saginaw Street
Flint, Michigan 48502

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-545-6331
BY MAIL: Write to us
   Golden Oak Family of Funds
   c/o The Arbor Fund
   P.O. Box 219947
   Kansas City, Missouri 64121-9749



GOK-F-002-04